Quarterly Financial Data (Unaudited) (Details Textual) (USD $)	3 Months Ended									6 Months Ended		12 Months Ended
	Jun. 24, 2012	Dec. 25, 2011	Sep. 25, 2011	Jun. 26, 2011	Mar. 27, 2011	Dec. 26, 2010	Sep. 19, 2010	Jun. 20, 2010	Mar. 21, 2010	Jun. 24, 2012	Jun. 26, 2011	Dec. 25, 2011	Dec. 26, 2010	Dec. 20, 2009
Quarterly Financial Data (Unaudited) (Textual) [Abstract]
Legal and Professional Fees Related to DOJ investigation and the antitrust related litigation		$ 700,000	$ 700,000	$ 900,000	$ 2,200,000	$ 1,700,000	$ 1,500,000	$ 1,000,000	$ 1,000,000
Impairment charge	257,000			2,818,000		800,000	1,800,000			257,000	2,818,000	2,997,000	2,655,000	1,867,000
Impairment charge for 2010		2,200,000	117,500,000									115,356,000	2,919,000
Settlement charge for the settlement with the DOJ				19,200,000									30,000,000
Settlement charges related to the settlement with all of the remaining significant shippers		12,700,000
Company's restructuring plan													1,800,000
Settlement charge for the settlement of indirect purchaser lawsuit													1,800,000
Restructuring charge	$ 14,100,000	$ 119,300,000										$ 119,300,000	$ 1,843,000	$ 747,000